A.B. KORELIN & ASSOCIATES INC._

108 SE 124th Avenue                               Phone:  888-428-6698

Vancouver, Washington  98684                   Fax:  360-260-8660

For Orko Silver Corp., we hereby submit Orko’s initial 20-F Registration Statement via EDGAR.

To respond to this filing, please contact me at the numbers listed above or Ross Wilmot, Chief Financial Officer and Director of Orko, by phone at (604) 684-4691 or by fax at (604) 684-4601.

Sincerely,

/s/ Al Korelin

Al Korelin

A.B. Korelin & Associates